ORGANIZATION AND DESCRIPTION OF BUSINESS (Details 2) (USD $)	12 Months Ended	28 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2011 Gold Acquisition Relief Canyon
Acquisition
Acquisition of Relief Canyon, paid in cash	$ 2,576,400	$ 2,576,400	$ 12,000,000
Acquisition of Relief Canyon, convertible notes issued			$ 8,000,000